Amount Due From/To Related Parties	12 Months Ended
Dec. 31, 2022
Amount Due From/To Related Parties [Abstract]
AMOUNT DUE FROM/TO RELATED PARTIES

25 AMOUNT DUE FROM/TO RELATED PARTIES

Related parties represent associated companies, shareholders, directors and key management personnel of the Group, and entities controlled, jointly controlled or significantly influenced by such parties. Pricing policies and terms of these transactions are approved by the Group’s management.

25.1 Related party balances

Due from related parties:

	2022	2021
	USD	USD
(a) Affiliated companies:
Du – UAE	32,234	339,767
Mobily – KSA	207,028	261,670
	239,262	601,437

(b) Due from related parties
Elias Habib (shareholder)	-	65,472
Vistas Media Acquisition Group	-	1,000,000
	239,262	1,666,909

Due to shareholders and related parties:

	2022	2021
	USD	USD
(a) Due to shareholders
Edgard Maroun	232,429	365,847
MEVP Holding SAL	-	250,000
Elias Habib	162,354	-
Omar Sukarieh	-	30,000
Choucri Khairallah	-	75,000
Maher Khawkhaji	100,236	-
	495,019	720,847

(b) Due to a related party
MBC FZ LLC	1,941,289	1,350,000
	2,436,308	2,070,847

The above balances are interest free and have no fixed repayment terms.

(c) Convertible notes: Convertible notes from MEVP, Alkonost Investment Ltd. and SHUAA are disclosed in note 27 to the consolidated financial statements.

(d) Working capital loans: Working capital loans from MEVP and SHUAA are disclosed in note 27 to the consolidated financial statements.

25.2 Related party transactions

Significant transactions with related parties included in the consolidated statement of comprehensive income are as follows:

	2022	2021
	USD	USD

Fair value movement on convertible notes (note 27)	-	(453,331)
Interest on convertible loans (note 27)	(322,748)	(1,836,468)
Interest on working capital loans (note 27)	(88,757)	(221,372)
Consultancy fees paid to Shuaa	-	(3,100,000)
Revenues from Du and Mobily	1,248,248	1,445,268
Fees paid to Du and Mobily (cost of revenue)	(305,394)	(577,674)

Du and Mobily utilize their network to facilitate subscription payments for the Group’s users.

25.3 Compensation of key management personnel of the Group

	2022	2021
	USD	USD

Short term employee benefits	1,926,641	1,088,027
Post-employment pension and medical benefits	34,535	30,939
Termination benefits	48,747	1,830
Share-based payment transactions	109,800	105,069
Total compensation of key management personnel of the Group	2,119,723	1,225,865